Great Pacific Shares [Member] Annual Fund Operating Expenses - Great Pacific - TEMPCASH	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Great Pacific Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.18%	[1]

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.